Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Expendable Parts and Supplies

	2017	2016
Material for repair and maintenance	$79,424	$71,876
Other inventories	3,058	3,101

	82,482	74,977
Allowance for obsolescence	(657)	(475)

	$81,825	$74,502